SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							7 Months Ended	12 Months Ended
	Nov. 18, 2022	Nov. 18, 2022	Nov. 17, 2022	Nov. 04, 2022	Oct. 13, 2022	Aug. 04, 2022	Aug. 15, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 14, 2022	Sep. 30, 2022	Jun. 30, 2022
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures								214,642	176,117
Accrued expenses											$ 12,700
Accrued expense								$ 49,607	$ 37,429		$ 55,773
Founder Spac [Member]
Purchase of shares						1,000,000
Total Subject Shares						15,000,000
Common Class A [Member]
Ordinary shares, Par Value Per Share											$ 0.0001
Common Class A [Member] | Founder Spac [Member]
Ordinary shares, Par Value Per Share								$ 0.0001				$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Unpaid fees				$ 1,000
Number of shares amount	$ 1,000
Accrued expense				$ 10,700
Debt amount										$ 30,000
Subsequent events, description			the Company’s Board of Directors committed to a reduction in force plan (the “Plan”) as part of the Company’s measures to reduce spending and preserve cash available for the Company’s operations. The Plan involves a reduction of 55 employees, which is approximately 11% of the Company’s workforce. The Company currently estimates that it will incur one-time cash charges of approximately $0.6 million, primarily consisting of an estimated $0.5 million in severance payments, and $0.1 million in related costs. The Company expects that most of these charges will be incurred in the fourth quarter of 2022, and that the reduction in force will be substantially complete by the end of 2022. In aggregate, over the next twelve months, the reduction in force is expected to result in approximately $5.5 million in annual cash savings for the Company.
Debt Instrument, Interest Rate, Effective Percentage	5.60%	5.60%
Financing commitment	$ 5,000	$ 5,000
Issuance of equity	$ 25,000	$ 25,000
Term loan agreement description		the Company entered into an amendment to the Term Loan agreement, in which the lender consented to the amendments to the Revolving Credit Facility agreement and the Subordinated Term Loan agreement. Additionally, the Company committed to raise $5.0 million from the Financing Commitment or a similar commitment by November 23, 2022, and an additional $25.0 million from the issuance of equity by the earlier of (i) 5 business days after the date the Company’s S-1 filed with the SEC on August 22, 2022 becomes effective, or (ii) January 31, 2023. The amended Term Loan agreement also requires the Company to cause the Yorkville Investor to purchase the maximum amount of the Company’s equity interests available under the SEPA and to utilize the net proceeds from such drawdowns to repay the Term Loan until it is fully repaid. If the Company does not repay the Term Loan in full by March 27, 2023, the Company will be liable for an additional fee in the amount of $2.0 million, out of which $1.0 million will be due in cash on March 27, 2023, and the other $1.0 million will accrue to the principal balance of the Term Loan. Furthermore, beginning on March 27, 2023, an additional $0.15 million fee will accrue to the principal balance of the Term Loan each week thereafter until the Term Loan is fully repaid.
Subordinated Term Loan agreement, description		Company entered into an amendment to the Subordinated Term Loan agreement. The amendment extended the Subordinated Term Loan maturity through December 31, 2023. Concurrently, the Company entered into an amendment to the Subordinated Term Loan Warrants agreements, which (i) increased the number of Class A Common Stock the lender has the right to purchase with the Subordinated Term Loan Warrants to such number of Class A Common Stock worth $2.6 million ($2.0 million prior to the amendment), (ii) caused the Subordinated Term Loan Warrants to be immediately exercisable upon execution of the amended Subordinated Term Loan Warrants agreements, and (iii) increased the value of Class A Common Stock the Subordinated Term Loan Warrants will earn each additional full calendar month after March 22, 2023 to $0.25 million ($0.2 million prior to the amendment) until the Company repays the Subordinated Term Loan in full.
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures					8,378,986
Forward Purchase Agreement [Member] | Common Class A [Member] | Founder Spac [Member]
Ordinary shares, Par Value Per Share						$ 0.0001